Prepaid expenses and other receivables (Additional Information) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses Deposits And Other Assets [Abstract]
Accounts receivable	$ 3,461	$ 2,498
Current accounts receivable	2,879
Non-current accounts receivable	$ 582